Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term:
Deferred income tax assets	$ 16	$ 643
Deferred income tax liabilities	(56)	(61)
Net deferred income tax liabilities	$ (40)
Net deferred income tax assets		$ 582